AQUISITIONS (Narrative) (Details)	1 Months Ended				3 Months Ended
	Sep. 30, 2020	Sep. 27, 2019 CAD ($)	Sep. 27, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)
Kilo Goldmines Ltd [Member]
Disclosure of detailed information about business combination [line items]
Payment for cooperation and assistance in security enforcement		$ 130,000	$ 98,124
Adumbi Mining SA [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		71.25%	71.25%		5.04%
Consideration transferred, acquisition-date fair value					$ 140,000
Proportion of ownership interest in subsidiary	84.68%	71.25%	71.25%		76.29%
Proportion of ownership interests held by non-controlling interests	5.32%
KGL Isiro Properties [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		49.00%	49.00%
Congo Government [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	10.00%
Devon Resources SARL [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable							500,000
Equity interests of acquirer						$ 100,000
Cash transferred							$ 75,000
Repayments of (proceeds from) loans				$ 190,000
Navarro Resources SARL [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 300,000
Liabilities settled				$ 300,000